1411181 Manually signed

[redacted]

07076232

FORM D
U.S. Securities and Exchange Commission
Washington, D.C. 20549

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: JB LONDON INVESTOR L.P.

(Check if this is an amendment and name has changed, and indicate change.)

SEC MAIL PROCESSING SECTION
RECEIVED
AUG 23 2007
WASH, D.C.
182

Filed under: Rule 504 Rule 505 x Rule 506
Section 4(6) ULOE

Type of Filing: x New Filing Amendment

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: JB LONDON INVESTOR L.P.

Address of Executive Offices
311 West 43rd St., Suite 603.
New York, NY 10036

Telephone
212 575-9710

PROCESSED
AUG 30 2007
THOMSON
FINANCIAL

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Production of musical stage play, "JERSEY BOYS"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 06/2007

Estimated X Actual

Jurisdiction of Organization: DE

2.

==================================

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Dodger Theatricals, Ltd.
311 West 43rd St., Suite 603
New York, NY 10036

==================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
David, Michael
12 West 96th Street, #9C
New York, NY 10025

==================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Strong, Edward
600 West End Avenue, #11D
New York, New York 10024

==================================

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?

YES x NO

2. What is the minimum investment that will be accepted from any individual?

$5,000

3. Does the offering permit joint ownership?

x YES NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1\.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests		
	$8,925,000	0
TOTAL		

2\.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3\. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees		$
Printing and Engraving Costs		$
Legal Fees	x	$
Accounting Fees		$
Engineering Fees		$
Sales Commissions		$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$
TOTAL:	x	$

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:
x $8,925,000,

5. Amount of adjusted gross proceeds to the issuer [all amounts are estimates]

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	x $	x$
Purchase of Real Estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	$
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses*	$	$

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of indebtedness	$	$
Working capital	$	$

Other: physical production (sets, costumes, props, etc.) Rehearsal & casting expenses, bonds, deposits, advances; general & administrative; reserve **Investment in London production company	x $		x$8,925,000,
Column Totals:	x $		x$8,925,000,
Total Payments Listed: (column totals added)		x $ 8,925,000,	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
JB LONDON INVESTOR L.P.		August 17, 2007

Edward Strong

Name of Signer:	Title of Signer:
Edward Strong	Secretary-Treasurer Dodger Theatricals, Ltd. General Partner of the Issuer

END